ADDITIONAL INFORMATION - FINANCIAL STATEMENT SCHEDULE I - CONDENSED STATEMENTS OF CASH FLOWS (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)	Dec. 31, 2017 CNY (¥)
Cash Flows from Operating Activities:
Net income	¥ 2,501,304	$ 359,290	¥ 1,193,311	¥ 164,865
Changes in operating assets and liabilities
Prepaid expenses and other assets	(536,218)	(77,024)	(61,811)	(27,477)
Accrued expenses and other current liabilities	206,700	29,691	417,678	85,092
Net cash (used in) provided by operating activities	2,973,075	427,056	285,116	(110,974)
Cash Flows from Investing Activities:
Net cash (used in) provided by investing activities	(8,860,441)	(1,272,723)	327,649	(1,204,269)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO			327,236
Payment of IPO costs	(4,838)	(695)	(25,103)
Proceeds from series B convertible redeemable preferred shares			1,393,812
Net cash provided by financing activities	7,707,858	1,107,164	457,430	2,265,499
Effect of foreign exchange rate changes	1,762	253	(13,028)
Net increase in cash and cash equivalents	1,822,254	261,750	1,057,167	950,256
Cash, cash equivalents, and restricted cash, beginning of year	2,013,596	289,235	956,429	6,173
Cash, cash equivalents, and restricted cash, end of year	3,835,850	550,985	2,013,596	¥ 956,429
360 Finance, Inc | Reportable legal entities
Cash Flows from Operating Activities:
Net income	2,501,595	359,332	1,193,311
Adjustments to reconcile net income to net cash used in operating activities:
Equity in earnings of subsidiaries and VIEs	(2,513,843)	(361,092)	(1,215,009)
Changes in operating assets and liabilities
Accrued expenses and other current liabilities	(3,070)	(441)	8,559
Amounts due from subsidiaries	(276,960)	(39,783)	(1,346,627)
Net cash (used in) provided by operating activities	(292,278)	(41,984)	(1,359,766)
Cash Flows from Investing Activities:
Purchase of equity method investment	(35,652)	(5,121)
Net cash (used in) provided by investing activities	(35,652)	(5,121)
Cash Flows from Financing Activities:
Proceeds from issuance of ordinary share upon IPO			327,236
Payment of IPO costs	(3,080)	(442)	(12,100)
Proceeds from series B convertible redeemable preferred shares			1,393,812
Net cash provided by financing activities	(3,080)	(442)	1,708,948
Effect of foreign exchange rate changes	1,761	253	(13,028)
Net increase in cash and cash equivalents	(329,249)	(47,294)	336,154
Cash, cash equivalents, and restricted cash, beginning of year	336,154	48,286
Cash, cash equivalents, and restricted cash, end of year	¥ 6,905	$ 992	¥ 336,154